Label	Element	Value
SIIT U.S. Managed Volatility Fund | U.S. Managed Volatility Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	U.S. Managed Volatility Fund
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

Change in Secondary Benchmark Index of the U.S. Managed Volatility Fund

In the Fund Summary for the U.S. Managed Volatility Fund, under the heading titled "Performance Information," under the sub-heading titled "Average Annual Total Returns (for the periods ended December 31, 2023)," the first paragraph thereunder is hereby deleted and replaced with the following:

Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Narrative	oef_PerformanceTableNarrativeTextBlock

This table compares the Fund's average annual total returns to those of an appropriate broad-based index, the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), and three additional indexes with characteristics relevant to the Fund's investment strategy. The Fund's additional indexes are the MSCI USA Minimum Volatility Index (Net), the Russell 3000 Index, and the Fund's 75/25 Blended Benchmark, which consists of the MSCI USA Minimum Volatility Index (Net) and the Russell 3000 Value Index.

In addition, under the same sub-heading, the table thereunder is hereby deleted and replaced with the following:

Performance Table Closing [Text Block]	oef_PerformanceTableClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
U.S. Managed Volatility Fund | MSCI USA Minimum Volatility Index (Net) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	MSCI USA Minimum Volatility Index (Net) (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.14%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.66%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.71%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.59%
U.S. Managed Volatility Fund | Russell 3000 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Russell 3000 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	25.96%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	15.16%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.48%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.83%
U.S. Managed Volatility Fund | S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	26.29%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	15.69%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.03%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.96%
U.S. Managed Volatility Fund | The Fund's 75/25 Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	The Fund's 75/25 Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.32%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.52%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.93%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.09%
U.S. Managed Volatility Fund | SIIT U.S. Managed Volatility Fund - Class A
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.76%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.83%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.84%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.38%
Performance Inception Date	oef_PerfInceptionDate	Dec. 31, 2008
U.S. Managed Volatility Fund | SIIT U.S. Managed Volatility Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.68%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.08%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.94%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.62%
U.S. Managed Volatility Fund | SIIT U.S. Managed Volatility Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.88%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.69%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.50%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.77%